BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,025,100	$ 1,302,447
Other assets	258,725	342,718
Assets	1,283,825	1,645,165
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	44,400	42,600
Accounts payable - affiliates	20,357,970	20,842,344
Capital contributions payable	169,974	169,974
Liabilities	20,572,344	21,054,918
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(17,714,699)	(17,834,720)
General partner	(1,573,820)	(1,575,033)
Partners Capital	(19,288,519)	(19,409,753)
Liabilities and Stockholders Equity	1,283,825	1,645,165
Series Seven [Member]
ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(84,506)	(84,506)
General partner	84,506	84,506
Partners Capital	0	0
Liabilities and Stockholders Equity	0	0
Series Nine [Member]
ASSETS
Cash and cash equivalents	101,496	316,051
Other assets	0	0
Assets	101,496	316,051
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	25,900	35,000
Accounts payable - affiliates	6,393,853	6,676,676
Capital contributions payable	0	0
Liabilities	6,419,753	6,711,676
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(5,920,237)	(5,996,831)
General partner	(398,020)	(398,794)
Partners Capital	(6,318,257)	(6,395,625)
Liabilities and Stockholders Equity	101,496	316,051
Series Ten [Member]
ASSETS
Cash and cash equivalents	222,664	250,847
Other assets	0	339,418
Assets	222,664	590,265
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	5,000	0
Accounts payable - affiliates	2,034,503	2,357,127
Capital contributions payable	0	0
Liabilities	2,039,503	2,357,127
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(1,603,758)	(1,554,281)
General partner	(213,081)	(212,581)
Partners Capital	(1,816,839)	(1,766,862)
Liabilities and Stockholders Equity	222,664	590,265
Series Eleven [Member]
ASSETS
Cash and cash equivalents	150,502	205,808
Other assets	101,525	0
Assets	252,027	205,808
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,067,392	998,760
Capital contributions payable	0	0
Liabilities	1,067,392	998,760
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(592,527)	(570,338)
General partner	(222,838)	(222,614)
Partners Capital	(815,365)	(792,952)
Liabilities and Stockholders Equity	252,027	205,808
Series Twelve [Member]
ASSETS
Cash and cash equivalents	182,782	170,287
Other assets	0	0
Assets	182,782	170,287
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	7,500	7,500
Accounts payable - affiliates	3,847,625	3,884,690
Capital contributions payable	9,241	9,241
Liabilities	3,864,366	3,901,431
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(3,393,638)	(3,442,702)
General partner	(287,946)	(288,442)
Partners Capital	(3,681,584)	(3,731,144)
Liabilities and Stockholders Equity	182,782	170,287
Series Fourteen [Member]
ASSETS
Cash and cash equivalents	367,656	359,454
Other assets	157,200	3,300
Assets	524,856	362,754
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	6,000	100
Accounts payable - affiliates	7,014,597	6,925,091
Capital contributions payable	160,733	160,733
Liabilities	7,181,330	7,085,924
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(6,120,033)	(6,186,062)
General partner	(536,441)	(537,108)
Partners Capital	(6,656,474)	(6,723,170)
Liabilities and Stockholders Equity	$ 524,856	$ 362,754